UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2010

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	May 3, 2010

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       50

Form 13F Information Table value total:       $103381



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aberdeen  Asia-Pac Income  COM              003009107       1035  158754SH       SOLE                 0       0 158754
Baxter International       COM              071813109        565    9702SH       SOLE                 0       0   9702
Becton, Dickinson and CompaCOM              075887109        556    7064SH       SOLE                 0       0   7064
Blackrock Invt Qlty Muni   COM              09247D105        190   13536SH       SOLE                 0       0  13536
BP ADR                     SPONSORED ADR    055622104        700   12272SH       SOLE                 0       0  12272
Canadian Nat'l Railway     COM               136375102       361    5958SH       SOLE                 0       0   5958
Caterpillar, Inc.          COM               149123101       449    7149SH       SOLE                 0       0   7149
Chevron Corporation        COM               166764100       595    7841SH       SOLE                 0       0   7841
Church & Dwight Co Inc     COM               171340102       664    9922SH       SOLE                 0       0   9922
Colgate-Palmolive Company  COM               194162103       687    8053SH       SOLE                 0       0   8053
Del Monte Foods Co         COM              24522P103        146   10000SH       SOLE                 0       0  10000
Dun & Bradstreet CorporatioCOM              26483E100        344    4628SH       SOLE                 0       0   4628
Eaton Vance                COM               278265103       262    7800SH       SOLE                 0       0   7800
Exxon Mobil Corporation    COM              30231G102       1557   23241SH       SOLE                 0       0  23241
Ford Motor Company         COM               345370860       127   10100SH       SOLE                 0       0  10100
H.J. Heinz Company         COM               423074103       706   15473SH       SOLE                 0       0  15473
Hewlett-Packard Company    COM               428236103       988   18589SH       SOLE                 0       0  18589
Int'l Business Machines    COM               459200101       707    5511SH       SOLE                 0       0   5511
iShares Lehman 1-3 Yr. TreaBARCLYS 1-3 YR    464287457       720    8641SH       SOLE                 0       0   8641
iShares MSCI EAFE Index    MCSI EAFE IDX     464287465      7061  126587SH       SOLE                 0       0 126587
iShares MSCI Emrg Mkt Fd   MSCI EMERG MKT    464287234      3932   93340SH       SOLE                 0       0  93340
iShares MSCI Pac Ex Japan  MSCI PAC J IDX   464286665       1140   26544SH       SOLE                 0       0  26544
iShares S&P Global Telecom S&P GBL TELCM     464287275       459    8639SH       SOLE                 0       0   8639
iShares S&P Global Timber  S&P GTFIDX ETF    464288174      2700   65302SH       SOLE                 0       0  65302
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390      3328   68947SH       SOLE                 0       0  68947
L-3 Communications Hldgs   COM               502424104       457    4988SH       SOLE                 0       0   4988
Lab Corp of America        COM              50540R409        680    8983SH       SOLE                 0       0   8983
Netflix Inc                COM              64110L106        888   12036SH       SOLE                 0       0  12036
NIKE, Inc.                 COM               654106103       818   11133SH       SOLE                 0       0  11133
PG&E Corp                  COM              69331C108        300    7073SH       SOLE                 0       0   7073
Plum Creek Timber Co       COM               729251108      3698   95039SH       SOLE                 0       0  95039
Potlatch Corporation       COM               737630103       601   17159SH       SOLE                 0       0  17159
Powershs Emg Mkt Infrast   EMRG MKTS INFR   73937B209       2074   46355SH       SOLE                 0       0  46355
Praxair, Inc.              COM              74005P104        547    6596SH       SOLE                 0       0   6596
Procter & Gamble Company   COM               742718109       208    3290SH       SOLE                 0       0   3290
Rayonier, Inc.             COM              754907103        600   13210SH       SOLE                 0       0  13210
Rovi Corporation           COM               779376102      1139   30689SH       SOLE                 0       0  30689
Schlumberger Limited       COM               806857108       689   10852SH       SOLE                 0       0  10852
Southern Company           COM               842587107       377   11365SH       SOLE                 0       0  11365
SPDR DJ Wilshire Lrg Cap   DJWS LARGE CAP   78464A854      19025  348312SH       SOLE                 0       0 348312
SPDR DJ Wilshire Mid Cap   DJWS MIDCAP      78464A847       6444  124406SH       SOLE                 0       0 124406
SPDR DJ Wilshire Small Cap DJWS SMALL CAP   78464A813       3166   54981SH       SOLE                 0       0  54981
SPDR DJ Wilshire Total Mkt DJWS TOTAL MKT   78464A805        318    3640SH       SOLE                 0       0   3640
Target Corporation         COM              87612E106        252    4800SH       SOLE                 0       0   4800
Teva Pharmaceutical ADR    SPONSORED ADR     881624209       716   11358SH       SOLE                 0       0  11358
Thermo Fisher Scientific   COM               883556102       753   14634SH       SOLE                 0       0  14634
Vanguard Total Bond Market TOTAL BND MRKT    921937835     26856  339093SH       SOLE                 0       0 339093
Wal-Mart Stores, Inc.      COM               931142103       595   10693SH       SOLE                 0       0  10693
WisdomTree Emg Mkt Sm Cp   EMG MKTS SMCAP   97717W281       1076   24077SH       SOLE                 0       0  24077
WisdomTree Ex-Jap Equity   PAC EX-JAP ETF   97717W810       1123   19611SH       SOLE                 0       0  19611